Cover	Sep. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Fortrea Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41704
Entity Tax Identification Number	92-2796441
City Area Code	8 Moore Drive
Entity Address, City or Town	Durham,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	877
Local Phone Number	495-0816
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001965040
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FTRE
Security Exchange Name	NASDAQ